Notes to the statement of financial position - Pension provisions and post-retirement benefits, present value schedule (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
At the beginning of the period	€ 54,736	€ 44,994
Actuarial (gain)/ loss	(593)	10,574
Current service cost	684	712	€ 762
Benefits paid	(2,137)	(827)
Other adjustments	128	(1,874)	(1,247)
Currency translation	(110)	632
At the end of the period	54,524	54,736	44,994
Present Value
Disclosure of net defined benefit liability (asset) [line items]
At the beginning of the period	61,379	50,589
Actuarial (gain)/ loss	(661)	10,544
Current service cost	684	712
Interest cost	1,525	1,541	1,485
Benefits paid	(2,137)	(827)
Other adjustments	128	(1,874)
Currency translation	(162)	694
At the end of the period	€ 60,756	€ 61,379	€ 50,589